CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities attributable to continuing operations:
Net (loss) earnings	$ (101,470)	$ (533,330)	$ 258,317
Less: (Loss) earnings from discontinued operations, net of taxes	(152,567)	78,504	25,654
Net earnings (loss) from continuing operations	51,097	(611,834)	232,663
Adjustments to reconcile net earnings (loss) attributable to continuing operations to net cash provided by (used in) operating activities attributable to continuing operations:
Amortization of intangibles	89,209	136,426	280,249
Depreciation	34,999	34,777	77,614
Non-cash lease expense (including right-of-use asset impairments)	33,150	36,041	84,758
Stock-based compensation expense	27,904	73,159	69,062
Deferred income taxes	20,747	(162,620)	64,585
Loss related to the allocation of a disputed gain on a real estate transaction	19,189	0	0
Net losses (gains) on sales of investments and businesses (including unrealized losses on investments)	17,675	(10,493)	18,133
Unrealized (gain) loss on investment in MGM Resorts International	(119,175)	649,178	(721,668)
Net (gains) losses on amendments and early terminations of lease agreements	(42,193)	0	361
Increase in the estimated fair value of a warrant	0	(20,393)	(2,832)
Goodwill impairment	0	0	9,000
Other adjustments, net	10,898	(1,827)	(6,082)
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(12,281)	(26,007)	(11,082)
Other assets	4,284	73,547	18,632
Operating lease liabilities	(87,495)	(46,856)	(49,387)
Accounts payable and other liabilities	(18,868)	6,518	(78,273)
Income taxes payable and receivable	(2,363)	2,866	(1,264)
Deferred revenue	(1,956)	(387)	(7,283)
Net cash provided by (used in) operating activities attributable to continuing operations	24,821	132,095	(22,814)
Cash flows from investing activities attributable to continuing operations:
Capital expenditures	(17,701)	(14,504)	(91,545)
Allocation of Angi Inc. cash in the Distribution	(386,563)	0	0
Purchase of MGM Resorts International common shares	(40,011)	0	0
Net proceeds from the sales of investments and businesses	11,359	177,163	10,861
Purchases of investments	0	(53)	(103,555)
Proceeds from the sale of a portion of the retirement investment fund	13,934	2,326	0
Purchase of retirement investment fund	0	(15,968)	0
Net proceeds from sales of fixed assets	17,341	12,744	29,394
Proceeds from maturities of marketable debt securities	0	375,000	537,500
Purchases of marketable debt securities	0	(221,788)	(443,051)
Net collections of notes receivable	0	11,834	11,297
Other, net	(1,591)	985	9,902
Net cash (used in) provided by investing activities attributable to continuing operations	(403,232)	327,739	(39,197)
Cash flows from financing activities attributable to continuing operations:
Principal payments on Term Loans	(1,434,523)	(67,964)	(30,000)
Net proceeds from Term Loans refinancing	991,451	7,964	0
Proceeds from the issuance of the 2032 Notes	400,000	0	0
Debt issuance and deferred financing costs	(12,937)	(15)	0
Purchases of treasury stock	(315,041)	0	(165,622)
Withholding taxes paid on behalf of employees on net settled stock-based awards	(79,922)	(14,976)	(10,587)
Other, net	43	(1,897)	179
Net cash used in financing activities attributable to continuing operations	(450,929)	(76,888)	(206,030)
Total cash (used in) provided by continuing operations	(829,340)	382,946	(268,041)
Net cash provided by operating activities attributable to discontinued operations	36,455	222,425	212,342
Net cash used in investing activities attributable to discontinued operations	(13,881)	(50,916)	(48,270)
Net cash used in financing activities attributable to discontinued operations	(14,417)	(52,211)	(16,983)
Total cash provided by discontinued operations	8,157	119,298	147,089
Effect of exchange rate changes on cash and cash equivalents and restricted cash	759	(1,230)	1,124
Net (decrease) increase in cash and cash equivalents and restricted cash	(820,424)	501,014	(119,828)
Cash and cash equivalents and restricted cash at beginning of period	1,807,255	1,306,241	1,426,069
Cash and cash equivalents and restricted cash at end of period	$ 986,831	$ 1,807,255	$ 1,306,241